Employee Option Plans (Details) - Schedule of the RSU Activities $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
Employee Option Plans (Details) - Schedule of the RSU Activities [Line Items]
Number of options, Outstanding at beginning of year | shares
Weighted average exercise price, Outstanding at beginning of year | $ / shares
Weighted average remaining contractual term, Outstanding at beginning of year
Aggregate intrinsic value, Outstanding at beginning of year | $
Number of options, Granted | shares	4,028
Weighted average exercise price, Granted | $ / shares	$ 264.67
Number of options, Outstanding at end of year | shares	4,028
Weighted average exercise price, Outstanding at end of year | $ / shares	$ 264.67
Weighted average remaining contractual term, Outstanding at end of year	7 years 11 months 8 days
Aggregate intrinsic value, Outstanding at end of year | $	$ 7,499
Number of options, Exercisable at end of year | shares	827
Weighted average exercise price, Exercisable at end of year | $ / shares	$ 0.28
Weighted average remaining contractual term, Exercisable at end of year	7 years 11 months 1 day
Aggregate intrinsic value, Exercisable at end of year | $	$ 1,839
Magic Software [Member]
Employee Option Plans (Details) - Schedule of the RSU Activities [Line Items]
Number of options, Outstanding at beginning of year | shares	66,250
Weighted average exercise price, Outstanding at beginning of year | $ / shares	$ 0.45
Weighted average remaining contractual term, Outstanding at beginning of year	7 years 11 months 15 days
Aggregate intrinsic value, Outstanding at beginning of year | $	$ 1,360
Number of options, Granted | shares
Weighted average exercise price, Granted | $ / shares
Number of options, Exercised | shares	(20,000)
Weighted average exercise price, Exercised | $ / shares
Number of options, Forfeited | shares	(20,000)
Weighted average exercise price, Forfeited | $ / shares
Number of options, Outstanding at end of year | shares	26,250
Weighted average exercise price, Outstanding at end of year | $ / shares	$ 0.91
Weighted average remaining contractual term, Outstanding at end of year	5 years 11 months 26 days
Aggregate intrinsic value, Outstanding at end of year | $	$ 394
Number of options, Exercisable at end of year | shares	6,250
Weighted average exercise price, Exercisable at end of year | $ / shares	$ 3.81
Weighted average remaining contractual term, Exercisable at end of year	7 months 6 days
Aggregate intrinsic value, Exercisable at end of year | $	$ 76